Derivatives - Summary of Cash Flows are Expected to Occur (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of future net cash flow [Line Items]
Cash inflows	€ 6,352	€ 10,870
Cash outflows	5	5
Net cash flows	6,348	10,864
Not later than 1 year [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	78	319
Net cash flows	78	318
1-5 years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	315	1,326
Cash outflows	1	1
Net cash flows	314	1,325
Over 5 through 10 years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	312	888
Cash outflows	4	4
Net cash flows	309	883
Over 10 years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	5,648	8,338
Net cash flows	€ 5,648	€ 8,338